Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Pending trade settlement	$ 83,000	$ 46,000
Notes receivable from participants	171,782,000	154,364,000
EBP, Investment, Fair Value [Abstract]
Investments, at Fair Value	12,221,742,847	11,379,136,116
Net Assets Available for Benefits	12,393,608,000	11,533,546,000
Common Stock
EBP, Investment, Fair Value [Abstract]
Investments, at Fair Value	3,417,179,000	3,966,530,000
EBP, Other Investment
EBP, Investment, Fair Value [Abstract]
Investments, at Fair Value	$ 8,804,564,000	$ 7,412,606,000